Stock-based compensation (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2004	Jan. 31, 2002	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost			$ 426,705	$ 481,563	$ 756,090
Stock Option Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period			10 years
Shares reserved for future issuance			670,000
Fair Value Of options granted			$ 662,350	$ 967,248	1,542,072
Weighted average grant date fair value of options granted				$ 3.76
Unrecognized option costs			$ 41,726
Weighted average period of recognition for unrecognized option costs			8 months 12 days
Stock Option Plan 2006 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary			25.00%
Options, exercise price as percentage of fair market value			110.00%
Stock Option Plan 2006 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary			20.00%
Options, exercise price as percentage of fair market value			50.00%
Stock Option Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period		10 years
Shares reserved for future issuance		280,000	12,000
Share-based payment award vesting percentage On each anniversary		25.00%
Fair Value Of options granted			$ 56,175	$ 123,585	78,645
Unrecognized option costs			$ 6,718
Weighted average period of recognition for unrecognized option costs			3 months 22 days
Stock Option Plan 2002 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value		110.00%
Stock Option Plan 2002 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value		50.00%
Stock Option Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	358,000		91,000
Share-based payment award vesting percentage On each anniversary	25.00%
Fair Value Of options granted			$ 0	$ 53,126	$ 108,481
Weighted average grant date fair value of options granted			$ 3.02
Unrecognized option costs			$ 48,012
Weighted average period of recognition for unrecognized option costs			3 years 1 month 13 days
Stock Option Plan 2004 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2004 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	50.00%
Stock Option Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period			10 years
Shares reserved for future issuance	91,000	12,000	103,000
Share-based payment award vesting percentage On each anniversary			25.00%
Weighted average grant date fair value of options granted			$ 3.00
Unrecognized option costs			$ 103,440
Weighted average period of recognition for unrecognized option costs			3 years 9 months 18 days
Stock Option Plan 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value			110.00%
Stock Option Plan 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value			50.00%